Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Miscellaneous non-current liabilities [abstract]
Disclosure other non-current liabilities [text block]
	As of December 31,
in 000€	2018	2017	2016
Written-put option RapidFit+	−	788	735
Contingent consideration	−	648	909
Provisions	82	109	69
Other	786	359	160
Total	868	1,904	1,873